SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Hong Kong	$ 996,425	$ 659,320
Cash and cash equivalents	996,425	659,320
VIRGIN ISLANDS, BRITISH
Hong Kong	409,060
Cash and cash equivalents	409,060
HONG KONG
Hong Kong	557,365	659,320
Cash and cash equivalents	$ 557,365	$ 659,320